UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2019 (Unaudited)

Government Cash Management Portfolio

DWS Government Money Market Series

DWS Government Money Market Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Government Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2019, the Fund owned approximately 87% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)
Government & Agency Obligations 73.7%
U.S. Government Sponsored Agencies 60.0%
Federal Farm Credit Bank:
1-month LIBOR minus 0.135%, 2.358% *, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.130%, 2.369% *, 4/29/2019	86,500,000	86,500,000
1-month LIBOR minus 0.126%, 2.373% *, 5/13/2019	2,330,000	2,329,915
1-month LIBOR minus 0.123%, 2.376% *, 8/13/2019	212,000,000	212,000,000
1-month LIBOR minus 0.075%, 2.407% *, 11/5/2019	18,000,000	17,998,900
1-month LIBOR minus 0.075%, 2.424% *, 4/29/2019	160,000,000	159,999,382
1-month LIBOR minus 0.050%, 2.433% *, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.050%, 2.436% *, 2/25/2020	83,000,000	82,996,623
1-month LIBOR minus 0.050%, 2.44% *, 2/4/2020	208,500,000	208,500,000
1-month LIBOR minus 0.050%, 2.442% *, 1/8/2020	1,081,000	1,081,006
1-month LIBOR minus 0.035%, 2.453% *, 8/20/2020	240,000,000	239,999,073
1-month LIBOR minus 0.030%, 2.458% *, 3/20/2020	15,000,000	14,997,208
SOFR plus 0.030%, 2.46% *, 2/6/2020	40,000,000	40,000,000
1-month LIBOR plus 0.010%, 2.492% *, 8/19/2020	15,000,000	15,002,254
2.626% **, 8/21/2019	47,000,000	46,519,843
1-month LIBOR plus 0.190%, 2.674% *, 7/15/2019	820,000	820,696
1-month LIBOR plus 0.185%, 2.678% *, 8/9/2019	50,000,000	50,049,771
1-month LIBOR plus 0.190%, 2.678% *, 6/20/2019	120,000,000	120,074,976
Federal Home Loan Bank:
2.49%, 5/6/2019	75,000,000	74,999,009
2.281% **, 4/1/2019	35,468,000	35,468,000
2.332% **, 4/1/2019	996,000	996,000
1-month LIBOR minus 0.125%, 2.362% *, 6/21/2019	163,500,000	163,500,000
3-month LIBOR minus 0.230%, 2.385% *, 12/3/2019	70,000,000	70,000,000
1-month LIBOR minus 0.090%, 2.392% *, 4/5/2019	88,000,000	88,000,000
1-month LIBOR minus 0.090%, 2.393% *, 4/5/2019	150,000,000	150,000,000
1-month LIBOR minus 0.085%, 2.408% *, 9/9/2019	150,000,000	150,000,000
1-month LIBOR minus 0.080%, 2.41% *, 4/4/2019	48,500,000	48,500,000
1-month LIBOR minus 0.085%, 2.414% *, 9/13/2019	100,000,000	100,000,000
1-month LIBOR minus 0.060%, 2.423% *, 12/6/2019	160,000,000	160,000,000
1-month LIBOR minus 0.065%, 2.431% *, 8/28/2019	50,000,000	50,000,000
1-month LIBOR minus 0.055%, 2.434% *, 1/14/2020	162,500,000	162,500,000
3-month LIBOR minus 0.190%, 2.439% *, 8/28/2019	255,000,000	255,000,000
2.449% **, 5/9/2019	873,000	870,775
2.449% **, 6/12/2019	435,000,000	432,898,950
SOFR plus 0.020%, 2.45% *, 8/27/2019	50,000,000	50,000,000
SOFR plus 0.025%, 2.455% *, 9/20/2019	100,000,000	100,000,000
1-month LIBOR minus 0.040%, 2.459% *, 8/26/2019	100,000,000	99,999,977
1-month LIBOR minus 0.025%, 2.463% *, 4/20/2020	68,000,000	68,000,000
1-month LIBOR plus 0.035%, 2.465% *, 2/21/2020	100,000,000	100,000,000
2.469% **, 6/21/2019	70,000,000	69,616,488
SOFR plus 0.040%, 2.47% *, 5/15/2019	28,000,000	28,000,000
SOFR plus 0.040%, 2.47% *, 6/21/2019	144,000,000	144,000,000
2.474% **, 7/9/2019	15,000,000	14,899,350
2.474% **, 7/11/2019	72,000,000	71,507,120
3-month LIBOR minus 0.320%, 2.477% *, 4/12/2019	1,440,000	1,439,994
2.479% **, 4/3/2019	30,000,000	29,995,925
SOFR plus 0.050%, 2.48% *, 1/17/2020	20,000,000	20,000,000
2.486% **, 9/11/2019	350,000,000	346,114,261
SOFR plus 0.060%, 2.49% *, 9/10/2019	140,000,000	140,000,000
SOFR plus 0.065%, 2.495% *, 11/15/2019	131,750,000	131,750,000
3-month LIBOR minus 0.195%, 2.498% *, 2/14/2020	255,000,000	255,000,000
2.5%, 5/7/2019	30,000,000	29,999,582
2.53% **, 5/24/2019	45,000,000	44,834,706
2.53% **, 5/31/2019	35,000,000	34,854,458
2.535% **, 6/19/2019	43,000,000	42,764,097
2.535% **, 6/19/2019	74,000,000	73,594,028
2.535% **, 6/21/2019	7,000,000	6,960,625
2.58%, 3/30/2020	240,000,000	240,000,000
3-month LIBOR minus 0.200%, 2.583% *, 1/10/2020	140,000,000	140,000,000
3-month LIBOR minus 0.200%, 2.587% *, 1/16/2020	225,000,000	225,000,000
2.717% **, 11/12/2019	25,000,000	24,581,250
Federal Home Loan Mortgage Corp.:
1-month LIBOR minus 0.011%, 2.386% *, 5/28/2019	255,000,000	255,000,000
1-month LIBOR minus 0.100%, 2.392% *, 8/12/2019	90,000,000	89,995,606
1-month LIBOR minus 0.100%, 2.392% *, 8/8/2019	274,500,000	274,487,267
SOFR minus 0.020%, 2.41% *, 4/25/2019	82,000,000	82,000,000
SOFR minus 0.010%, 2.42% *, 5/20/2019	246,680,000	246,680,000
SOFR minus 0.010%, 2.42% *, 5/22/2019	283,500,000	283,500,000
SOFR minus 0.010%, 2.42% *, 8/5/2019	300,000,000	300,000,000
SOFR plus 0.010%, 2.44% *, 7/9/2019	75,000,000	75,000,000
SOFR plus 0.010%, 2.44% *, 7/11/2019	75,000,000	75,000,000
SOFR plus 0.020%, 2.45% *, 2/28/2020	135,000,000	135,000,000
2.454% **, 6/4/2019	75,000,000	74,677,333
2.454% **, 6/5/2019	75,000,000	74,672,292
SOFR plus 0.025%, 2.455% *, 5/8/2019	180,000,000	180,000,000
SOFR plus 0.030%, 2.46% *, 6/19/2019	160,000,000	160,000,000
Federal National Mortgage Association:
1.75%, 9/12/2019	490,000	487,948
2.423% **, 4/10/2019	400,000	399,761
SOFR plus 0.060%, 2.49% *, 7/30/2020	75,000,000	75,000,000
SOFR plus 0.070%, 2.5% *, 10/30/2019	40,000,000	40,000,000
SOFR plus 0.100%, 2.53% *, 4/30/2020	32,750,000	32,750,000
Freddie Mac Discount Notes, 2.433% **, 4/1/2019	75,000,000	75,000,000
		8,504,164,449
U.S. Treasury Obligations 13.7%
U.S. Treasury Bills:
2.423% **, 4/11/2019	205,000,000	204,863,903
2.424% **, 4/11/2019	205,000,000	204,863,846
2.443% **, 4/18/2019	200,000,000	199,772,389
2.443% **, 4/18/2019	82,000,000	81,906,679
2.443% **, 4/18/2019	200,000,000	199,772,389
2.443% **, 4/18/2019	115,000,000	114,869,123
2.514% **, 6/13/2019	138,635,000	137,937,820
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.048%, 2.473% *, 10/31/2019	150,000,000	150,081,365
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.495% *, 4/30/2019	649,750,000	649,807,608
		1,943,875,122
Total Government & Agency Obligations (Cost $10,448,039,571)		10,448,039,571
Repurchase Agreements 26.2%
Barclays Capital, Inc., 2.60%, dated 3/29/2019, to be repurchased at $274,759,518 on 4/1/2019 (a)	274,700,000	274,700,000
BNP Paribas SA, 2.57%, dated 3/29/2019, to be repurchased at $505,408,218 on 4/1/2019 (b)	505,300,000	505,300,000
Citigroup Global Markets, Inc., 2.60%, dated 3/29/2019, to be repurchased at $20,004,333 on 4/1/2019 (c)	20,000,000	20,000,000
Fixed Income Clearing Corp., 2.30%, dated 3/29/2019, to be repurchased at $200,038,333 on 4/1/2019 (d)	200,000,000	200,000,000
Fixed Income Clearing Corp., 2.65%, dated 3/29/2019, to be repurchased at $1,250,276,042 on 4/1/2019 (e)	1,250,000,000	1,250,000,000
HSBC Securities, Inc., 2.58%, dated 3/29/2019, to be repurchased at $250,053,750 on 4/1/2019 (f)	250,000,000	250,000,000
JPMorgan Securities, Inc., 2.58%, dated 3/29/2019, to be repurchased at $18,003,870 on 4/1/2019 (g)	18,000,000	18,000,000
The Goldman Sachs & Co., 2.00%, dated 3/29/2019, to be repurchased at $220,536,750 on 4/1/2019 (h)	220,500,000	220,500,000
The Goldman Sachs & Co., 2.15%, dated 3/29/2019, to be repurchased at $150,026,875 on 4/1/2019 (i)	150,000,000	150,000,000
The Goldman Sachs & Co., 2.2%, dated 3/29/2019, to be repurchased at $100,018,333 on 4/1/2019 (j)	100,000,000	100,000,000
Wells Fargo Bank, 2.6%, dated 3/29/2019, to be repurchased at $262,556,875 on 4/1/2019 (k)	262,500,000	262,500,000
Wells Fargo Bank, 2.63%, dated 3/29/2019, to be repurchased at $470,845,171 on 4/1/2019 (l)	470,742,000	470,742,000
Total Repurchase Agreements (Cost $3,721,742,000)		3,721,742,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $14,169,781,571)	99.9	14,169,781,571
Other Assets and Liabilities, Net	0.1	19,870,454
Net Assets	100.0	14,189,652,025

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of March 31, 2019.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $260,761,300 U.S. Treasury Bonds, with various coupon rates from 3.125-3.375%, with various maturity dates of 05/15/2044-08/15/2044 with a value of $280,194,028.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
233,887,500	U.S. Treasury Bonds	2.75-2.875	08/15/2042-11/15/2047	236,421,608
273,445,400	U.S. Treasury Notes	2.125-2.875	02/29/2024-05/31/2025	278,984,395
41	U.S. Treasury STRIPS	Zero Coupon	11/15/2034	27
Total Collateral Value				515,406,030

(c)	Collateralized by $20,730,800 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 05/02/2019-12/05/2019 with a value of $20,400,002.
(d)	Collateralized by $202,680,000 U.S. Treasury Notes, 2.375%, with a maturity date of 3/15/2022 with a value of $204,002,487.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100,000,000	U.S. Treasury Inflation-Indexed Bonds	2.375	1/15/2027	142,973,800
1,111,715,000	U.S. Treasury Notes	2.25-2.875	11/30/2025-11/15/2027	1,132,027,002
Total Collateral Value				1,275,000,802

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
12,358,800	U.S. Treasury Bonds	1.625	05/15/2026	11,862,881
62,015,000	U.S. Treasury Inflation Indexed Bonds	0.125-1.875	07/15/2019-1/15/2022	70,993,376
46,960,000	U.S. Treasury Notes	0.875-1.625	04/15/2019-04/30/2023	46,591,672
212,351,922	U.S. Treasury STRIPS	Zero Coupon	02/15/2032-11/15/2040	125,552,081
Total Collateral Value				255,000,010

(g)	Collateralized by $17,079,600 U.S. Treasury Inflation Indexed Bonds, 0.125%, maturing on 04/15/2019 with a value of $18,360,024.
(h)	Collateralized by $218,830,662 Government National Mortgage Association, with various coupon rates from 3.1-6%, with various maturity dates of 7/20/2033-2/20/2048 with a value of $224,910,000.
(i)	Collateralized by $148,038,471 Government National Mortgage Association, with various coupon rates from 2.5-6%, with various maturity dates of 11/20/2019-2/15/2060 with a value of $153,000,000.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,414	Federal Home Loan Mortgage Corp.	7	8/1/2031	1,432
98,659,075	Government National Mortgage Association	3-7.5	8/15/2020-4/20/2048	101,998,568
Total Collateral Value				102,000,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
177,326,048	U.S. Treasury Notes	1.25-2.625	3/31/2019-10/31/2024	178,794,643
88,291,455	U.S. Treasury Bonds	2.25-3.625	8/15/2019-11/15/2042	88,955,392
Total Collateral Value				267,750,035

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
463,504,175	Federal Home Loan Mortgage Corp.	4-5.5	5/1/2019-8/1/2048	480,013,324
273,054	Federal National Mortgage Association	2.5-4.057	8/1/2044-4/1/2049	266,884
Total Collateral Value				480,280,208

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
SOFR: Secured Overnight Financing Rate
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(m)	$—	$10,448,039,571	$—	$10,448,039,571
Repurchase Agreements	—	3,721,742,000	—	3,721,742,000
Total	$—	$14,169,781,571	$—	$14,169,781,571

(m)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government Money Market Series, a series of Deutsche DWS Money Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	May 23, 2019